Capital Structure - East Management Incentive Plan (Details) - Virtu Financial, LLC and subsidiaries - shares		12 Months Ended
	Jul. 08, 2011	Dec. 31, 2014
Class A-2 capital interests | East MIP
Capital Structure
Contribution of capital interests to incentive plan (in shares)	2,625,000
Class B interests
Capital Structure
Non-voting interests vesting period		4 years
Class B interests | East MIP
Capital Structure
Non-voting interests vesting period	4 years